Accounts payable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts payable [Abstract]
Schedule of Accounts Payable

The following is a summary of accounts payable:

	As of December 31,
	2013	2014
	US$	US$
Payable to group buying merchants	4,010	3,228
Payable for advertisement fees	3,057	8,978
Payable related to purchases of property and equipment	28	1,813
Rebate payable to sales agents	1,205	1,691
Others	9	319
Total	8,309	16,029